Cover	6 Months Ended
Jun. 30, 2020
Cover page.
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALTA EQUIPMENT GROUP INC.
Entity Central Index Key	0001759824
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false